Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions

Note 5.     Acquisitions

(a)	Assets Acquisition of SolidOpinion, Inc (“SolidOpinion”)

On February 19, 2019, the Company completed the acquisition of certain assets from SolidOpinion in exchange for 4,500,000 shares of the Company’s common stock. The assets include cash ($2.5 million) and an intellectual property (“IP”) which is complementary to the IP of Grapevine. The parties agreed that 450,000 of such shares of common stock (“Escrow Shares”) will be held in escrow until February 19, 2020 in connection with SolidOpinion’s indemnity obligations pursuant to the agreement. SolidOpinion have the rights to vote and receive the dividends paid with respect to the Escrow Shares.

(b)	Acquisition of Tree Motion Sdn. Bhd. (“Tree Motion”)

On March 5, 2019, the Company entered into the following acquisition agreements:

•	Acquire 51% of Tree Motion, a Malaysian company, for 25,500,000 shares of the Company’s common stock at $2.00 per share.
•	Acquire 11.22% of Tree Motion’s parent company, Tree Manufacturing Sdn. Bhd., for 12,190,000 shares of the Company’s common stock and $620,000 in cash or/and loan. Therefore, we will directly and indirectly own 55.50% of Tree Motion.

The transactions are conditioned upon the Company’s completion of its due diligence, customary closing conditions and regulatory approval. We paid $620,000 in March 2019 as an investment deposit and recorded in prepayments on our consolidated balance sheet as of March 31, 2019.

Note 6.	Acquisitions and Divestitures

2018 Acquisitions

(a)	Grapevine Logic, Inc. (“Grapevine”)

On September 4, 2018, the Company completed the acquisition of 65.65% share of Grapevine for $2.4 million in cash. Grapevine fits within our overall core strategy to promote the use, development and advancement of technologies, by bringing technology leaders together with industry leaders and creating synergies in our Fintech Ecosystem and the businesses in our network of Industry Ventures. Grapevine is an end-to-end influencer marketing platform that facilitates collaboration between advertisers and brands with video based social influencers and content creators. We believe that Grapevine will help us develop strength in the consumer digital products industry vertical by providing the platform for connecting brands with content-producing influencers and their large-scale audience of consumer-driven followers to whom digital tokens, loyalty and discount cards, multi-purpose digital wallets, and other services may be marketed via Grapevine on behalf of the Company, brand advertisers and influencers, all according to a follower’s areas of interest. As a result of the acquisition, the Company can enhance our flexibility and adaptability in a rapidly evolving technological environment. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company and Grapevine. All of the goodwill was assigned to the Company’s Wecast Service segment. None of the goodwill recognized is expected to be deductible for income tax purposes. The transaction was accounted for as a business combination.

The following table summarizes the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Grapevine as of December 31, 2018.

Cash	$508,000
Other financial assets	388,000
Financial liabilities	(747,000)
Noncontrolling interest	(679,000)
Goodwill	705,000
Influencer network	1,980,000
Customer contract	500,000
Trade name	110,000
Technology platform	290,000
Deferred tax liabilities	(570,000)
$2,485,000

Pro forma results of operations for Grapevine have not been presented because it is not material to the consolidated results of operations. For all intangible assets acquired and purchased during the year ended December 31, 2018, the influencer network has a weighted-average useful life of 10 years, customer contracts have a weighted-average useful life of 3 years, the trade name has a weighted-average useful life of 15 years and technology platform has a weighted-average useful life of 7 years.

Fomalhaut Limited (“Fomalhaut”), a British Virgin Islands company and an affiliate of Bruno Wu (“Dr. Wu”), the Chairman of the Company, is the non-controlling equity holder of 34.35% in Grapevine (the “Fomalhaut Interest”). Fomalhaut entered into an option agreement, effective as of August 31, 2018 (the “Option Agreement”), with the Company pursuant to which the Company provided Fomalhaut with the option to sell the Fomalhaut Interest to the Company. The aggregate sale price for the Fomalhaut Interest is the fair market value of the Fomalhaut Interest as of the close of business on the date preceding the date upon which the right to sell the Fomalhaut Interest to the Company is exercised by Fomalhaut. If the option is exercised, the sale price for the Fomalhaut Interest is payable in a combination of 1/3 in cash and 2/3 in the Company’s shares of common stock at the then market value on the exercise date. The Option Agreement will expire on August 31, 2021.

(b)	Shanghai Guang Ming Investment Management (“Guang Ming”)

On April 24, 2018, the Company completed the acquisition of 100% equity ownership in Guang Ming, a PRC limited liability company, for a total purchase price of $0.36 million in cash. One of the two selling shareholders is a related party, an affiliate of Dr. Wu. Guang Ming holds a special fund management license. The acquisition will help the Company develop a fund management platform. Under Accounting Standard Codification (“ASC”) 805-50-05-5 and ASC 805-50-30-5, the transaction was accounted for as a reorganization of entities under common control, in a manner similar to a pooling of interest, using historical costs. As a result of the reorganization, the net assets of Guang Ming were transferred to the Company, and the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in place at the beginning of periods presented in which the common control existed.

Pro forma results of operations for year 2017 acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.

(c)	Joint Venture with TPJ Ltd.

On October 9 2018, the Company announced that it has entered into a joint venture agreement with TPJ Ltd (“TPJ”), to create Ideanomics Resources LTD, a company organized under the laws of England and Wales and based in London. The joint venture will initially focus its efforts in Africa and Middle East, where TPJ has significant long-term relationships and unlock value in the commodities and energy sectors by leveraging and utilizing the Ideanomics Platform-as-a-Service (“PaaS”) solutions. The Company owns 75% equity interest of Ideanomics Resources and has no obligation to fund the operations. Ideanomics Resources is still in development stage and no revenue generated in 2018.

2017 Acquisitions

In January 2017, we completed two acquisitions, Sun Video Group Hong Kong Limited (“SVG”) and Wide Angle Group Limited (“Wide Angle”), for our Wecast business. As of the result of these acquisitions, the Company started to engage in consumer electronics e-commerce and smart supply chain management operations as part of our business strategy for our Wecast Service.

The Company acquired 100% of ownership in SVG and 55% of ownership in Wide Angle from a related party, BT Capital Global Limited (“BT”) for $800,000 in cash and contingent consideration arrangement with a $50 million convertible Promissory Note (the “SVG Note”) and a certain percentage of profits. BT is 100% owned by Dr. Wu. The contingent consideration arrangements are as follows:

1.

SVG Note- SVG Note with the principal and interest thereon can be convertible into the Company’s common stock at a conversion rate of $1.50 per share and will be automatically convert upon shareholders’ approval. BT has guaranteed that the business of SVG and its subsidiaries and Wide Angle (the “Sun Video Business”) shall achieve revenue of $250 million and $15 million of gross profit (collectively the “Performance Guarantees”) within 12 months of the closing (by January 2018). If the Sun Video Business fails to meet the Performance Guarantees, BT shall either forfeit back to the Company the Company’s common stock (“Earnout Shares”) or the SVG Note, on a pro rata basis based on the Performance Guarantee for which the Sun Video Business achieves the lowest percentage of the respective amount guaranteed. In 2018, the Company determined to issue 16.5 million Earnout Shares directly to BT.

2.

Profit sharing payments- if the Sun Video Business achieves more than $50 million in cumulative net income within 3 years of closing, (the “Net Income Threshold”), the Company shall pay BT 50% of the amount of any cumulative net income above the Net Income Threshold. Profit sharing payments shall be made on an annual basis, in either cash or stock at the discretion of our Board of Directors. If the Board decides to make the payment in stock, the number of our shares of common stock to be awarded shall be determined on the basis of the closing market price of the Company’s common stock. As of December 31, 2018, the Company does not expect Sun Video Business will meet Net Income Threshold and therefore did not record contingent liability relating to profit sharing payments.

Since the Company, SVG and Wide Angle had been under common controlled by Dr. Wu since November 10, 2016, this transaction was accounted for as a business combination between entities under common control. Therefore, in accordance with ASC Subtopic 805-50, the consolidated financial statements of the Company include the acquired assets and liabilities of the SVG and Wide Angle at their historical carrying amounts starting from November 10, 2016. The consideration of $800,000 was paid in 2017 and 16.5 million Earnout Shares were issued in 2018 and the Company offset it against equity in accordance with ASC 805-50-25-2.B.

2018 Divestitures

The Company may divest certain businesses from time to time based upon review of the Company’s portfolio considering, among other items, factors relative to the extent of strategic and technological alignment and optimization of capital deployment, in addition to considering if selling the businesses results in the greatest value creation for the Company and for shareholders.

In December 2018, we entered into an agreement with Hooxi, an entity listed on the TSX venture exchange in Canada, and completed the sale of our investment (55% interest) in Wide Angle and Shanghai Huicang Supplychain Management Ltd., whose operations mainly focus on magazines printing, for a nominal amount. This business was under the Wecast segment and had annual sales of approximately $347,000 and continued to incur losses with net assets is approximately $46,000. The transaction resulted in a loss of approximately $1.2 million.